Calvert
Income Fund
December 31, 2025
Schedule of Investments (Unaudited)

Asset-Backed Securities — 9.9%

Security	Principal Amount* (000's omitted)		Value
AASET MT-1 Ltd., Series 2025-2A, Class B, 6.01%, 2/16/50(1)		2,192	$ 2,189,224
AASET Trust, Series 2025-1A, Class B, 6.576%, 2/16/50(1)		1,501	1,521,025
Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class C, 6.11%, 12/20/30(1)		2,240	2,312,800
Cajun Global LLC:
Series 2025-1A, Class A2, 6.554%, 2/20/55(1)		1,460	1,492,601
Series 2025-2A, Class A2, 5.912%, 11/20/55(1)		4,525	4,552,993
Castlelake Aircraft Structured Trust:
Series 2025-1A, Class A, 5.783%, 2/15/50(1)		2,332	2,372,510
Series 2025-1A, Class C, 7.75%, 2/15/50(1)		3,159	3,184,251
Series 2025-2A, Class B, 6.303%, 8/15/50(1)		1,099	1,110,788
Cloud Capital Holdco LP:
Series 2024-1A, Class A2, 5.781%, 11/22/49(1)		1,500	1,512,213
Series 2024-2A, Class A2, 5.923%, 11/22/49(1)		3,510	3,555,504
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)		2,434	2,784,382
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	2,700	1,931,575
Cologix Data Centers U.S. Issuer LLC:
Series 2021-1A, Class B, 3.79%, 12/26/51(1)		4,000	3,897,520
Series 2021-1A, Class C, 5.99%, 12/26/51(1)		2,900	2,857,707
DataBank Issuer II LLC, Series 2025-1A, Class B, 5.669%, 9/27/55(1)		1,136	1,113,121
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)		1,050	1,029,581
Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.475%, 4/15/49(1)		757	735,221
Driven Brands Funding LLC:
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)		2,343	2,328,753
Series 2020-2A, Class A2, 3.237%, 1/20/51(1)		5,688	5,517,969
FIGRE Trust, Series 2025-FL1, Class A1, 5.265% to 7/25/28, 7/25/55(1)(2)		2,993	3,016,871
Goddard Funding LLC, Series 2024-1A, Class A2, 6.834%, 10/30/54(1)		3,254	3,337,827
Goto Foods Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)		2,125	2,121,504
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(1)		3,455	3,496,781
Jersey Mike's Funding LLC, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)		1,330	1,331,115
LoanDepot GMSR Trust:
Series 2025-GT1, Class A, 6.584%, (1 mo. SOFR + 2.85%), 5/16/30(1)(3)		1,829	1,833,457
Series 2025-GT1, Class B, 7.284%, (1 mo. SOFR + 3.55%), 5/16/30(1)(3)		1,445	1,449,042
Lunar Aircraft Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)		203	201,477
Series 2020-1A, Class C, 6.413%, 2/15/45(1)		15	14,457
Security	Principal Amount* (000's omitted)		Value
Mosaic Solar Loan Trust:
Series 2020-1A, Class B, 3.10%, 4/20/46(1)		67	$ 58,754
Series 2022-2A, Class D, 8.29%, 1/21/53(1)		3,583	306,906
Navigator Aviation Ltd.:
Series 2024-1, Class A, 5.40%, 8/15/49(1)		2,112	2,124,412
Series 2024-1, Class B, 6.09%, 8/15/49(1)		1,290	1,293,848
Series 2025-1, Class A, 5.107%, 10/15/50(1)		1,535	1,522,773
Neighborly Issuer LLC:
Series 2021-1A, Class A2, 3.584%, 4/30/51(1)		2,912	2,797,867
Series 2023-1A, Class A2, 7.308%, 1/30/53(1)		2,674	2,713,341
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)		174	171,975
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)		1,057	1,040,522
Series 2024-FNT1, Class A, 7.398%, 11/25/31(1)		2,293	2,336,076
Oportun Funding Trust, Series 2024-3, Class B, 5.48%, 8/15/29(1)		1,312	1,314,789
Oportun Issuance Trust:
Series 2021-C, Class C, 3.61%, 10/8/31(1)		1,267	1,253,476
Series 2025-C, Class D, 5.91%, 7/8/33(1)		1,810	1,791,493
Pagaya AI Debt Selection Trust:
Series 2021-3, Class C, 3.27%, 5/15/29(1)		833	822,298
Series 2021-5, Class C, 3.93%, 8/15/29(1)		889	880,238
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)		2,420	2,322,166
Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)		1,146	1,165,205
Prodigy Finance CM DAC, Series 2021-1A, Class D, 9.742%, (1 mo. SOFR + 6.014%), 7/25/51(1)(3)		386	386,691
Retained Vantage Data Centers Issuer LLC:
Series 2023-1A, Class A2B, 5.25%, 9/15/48(1)	CAD	3,274	2,377,802
Series 2025-1A, Class B, 5.727%, 8/15/50(1)		2,025	1,991,732
Santander Bank Auto Credit-Linked Notes, Series 2024-B, Class F, 8.881%, 1/18/33(1)		1,639	1,679,718
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)		612	583,352
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)		2,154	1,929,312
Series 2021-1, Class A2I, 2.865%, 7/30/51(1)		1,810	1,698,534
SERVPRO Master Issuer LLC, Series 2025-1A, Class A2, 5.525%, 10/25/55(1)		3,105	3,099,759
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)		2,830	2,801,918
Subway Funding LLC:
Series 2024-3A, Class A2I, 5.246%, 7/30/54(1)		1,927	1,923,300
Series 2024-3A, Class A2II, 5.566%, 7/30/54(1)		1,599	1,589,137
Sunnova Helios II Issuer LLC, Series 2021-B, Class B, 2.01%, 7/20/48(1)		1,711	1,273,911
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class B, 7.25%, 6/20/47(1)		3,113	2,411,743
Sunnova Helios V Issuer LLC, Series 2021-A, Class B, 3.15%, 2/20/48(1)		1,440	644,580
Sunnova Sol II Issuer LLC, Series 2020-2A, Class B, 5.47%, 11/1/55(1)		724	580,940

Calvert
Income Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Sunnova Sol Issuer LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(1)	3,543	$ 3,038,765
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	288	275,089
Theorem Funding Trust, Series 2022-2A, Class B, 9.27%, 12/15/28(1)	1,968	1,970,950
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class C, 6.807%, 9/26/33(1)	3,718	3,726,524
Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	2,545	2,424,587
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.871%, 5/15/54(1)	1,395	1,445,297
Wendy's Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/48(1)	1,931	1,900,643
Willis Engine Structured Trust IX, Series 2025-B, Class B, 5.696%, 12/15/50(1)	3,707	3,722,710
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	550	533,466
Series 2020-A, Class C, 6.657%, 3/15/45(1)	140	138,867
Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.00%, 10/15/48(1)	800	822,483
Willis Engine Structured Trust VIII, Series 2025-A, Class B, 6.07%, 6/15/50(1)	1,572	1,599,854
Total Asset-Backed Securities (identified cost $136,961,542)		$133,290,072

Collateralized Mortgage Obligations — 10.3%

Security	Principal Amount (000's omitted)	Value
Center Street Lending Resi-Investor ABS Mortgage Trust, Series 2024-RTL1, Class A1, 6.892% to 5/25/27, 10/25/29(1)(2)	$3,770	$ 3,831,694
Champs Trust:
Series 2024-1, Class A, 8.465%, 7/25/59(1)(4)	1,542	1,590,618
Series 2024-2, Class A, 9.60%, 11/25/59(1)(4)	972	1,006,850
Series 2024-3, Class A, 8.463%, 1/25/60(1)(4)	1,048	1,089,125
Series 2025-2, Class A, 6.981%, 10/25/60(1)(4)	3,811	3,959,431
Eagle Re Ltd., Series 2021-2, Class M1C, 7.324%, (30-day SOFR Average + 3.45%), 4/25/34(1)(3)	871	877,476
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	186	193,316
Series 5397, Class FE, 5.134%, (30-day SOFR Average + 1.26%), 4/25/54(3)	3,503	3,533,557
Series 5400, Class FB, 4.974%, (30-day SOFR Average + 1.10%), 4/25/54(3)	3,314	3,329,586
Series 5413, Class MZ, 6.00%, 5/25/54	1,425	1,485,164
Series 5438, Class FE, 5.174%, (30-day SOFR Average + 1.30%), 8/25/54(3)	6,579	6,618,114
Series 5460, Class FA, 4.924%, (30-day SOFR Average + 1.05%), 10/25/54(3)	5,424	5,443,968
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5483, Class FB, 5.304%, (30-day SOFR Average + 1.43%), 12/25/54(3)	$3,014	$ 3,033,384
Series 5499, Class FN, 4.874%, (30-day SOFR Average + 1.00%), 2/25/55(3)	2,187	2,182,222
Series 5499, Class FQ, 5.024%, (30-day SOFR Average + 1.15%), 2/25/55(3)	4,188	4,209,835
Series 5527, Class FA, 4.874%, (30-day SOFR Average + 1.00%), 4/25/55(3)	2,437	2,432,648
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-DNA3, Class B2, 12.139%, (30-day SOFR Average + 8.264%), 7/25/49(1)(3)	500	560,023
Series 2020-DNA6, Class B1, 6.874%, (30-day SOFR Average + 3.00%), 12/25/50(1)(3)	900	964,512
Series 2021-DNA2, Class B2, 9.874%, (30-day SOFR Average + 6.00%), 8/25/33(1)(3)	1,959	2,418,141
Series 2022-DNA2, Class B2, 12.374%, (30-day SOFR Average + 8.50%), 2/25/42(1)(3)	980	1,052,180
Federal National Mortgage Association:
Series 2024-15, Class FA, 5.074%, (30-day SOFR Average + 1.20%), 4/25/54(3)	6,448	6,465,544
Series 2024-63, Class FH, 4.974%, (30-day SOFR Average + 1.10%), 9/25/54(3)	2,803	2,817,033
Series 2024-79, Class FA, 4.974%, (30-day SOFR Average + 1.10%), 11/25/54(3)	6,650	6,654,872
Series 2024-84, Class JF, 5.344%, (30-day SOFR Average + 1.47%), 11/25/54(3)	1,817	1,830,723
Series 2024-103, Class FH, 5.124%, (30-day SOFR Average + 1.25%), 1/25/55(3)	5,285	5,310,006
Series 2025-63, Class FA, 5.024%, (30-day SOFR Average + 1.15%), 8/25/55(3)	5,201	5,220,745
Series 2025-109, Class FC, 5.072%, (30-day SOFR Average + 1.00%), 11/25/54(3)	4,609	4,611,306
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 8.339%, (30-day SOFR Average + 4.464%), 7/25/31(1)(3)	1,035	1,101,007
Series 2019-R06, Class 2B1, 7.739%, (30-day SOFR Average + 3.864%), 9/25/39(1)(3)	1,467	1,494,078
Series 2019-R07, Class 1B1, 7.389%, (30-day SOFR Average + 3.514%), 10/25/39(1)(3)	3,664	3,739,098
Series 2020-R02, Class 2B1, 6.989%, (30-day SOFR Average + 3.114%), 1/25/40(1)(3)	1,497	1,525,007
Series 2021-R01, Class 1B2, 9.874%, (30-day SOFR Average + 6.00%), 10/25/41(1)(3)	4,457	4,610,919
Series 2021-R02, Class 2B1, 7.174%, (30-day SOFR Average + 3.30%), 11/25/41(1)(3)	543	554,660
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	716	746,680
Series 2023-84, Class MW, 6.00%, 6/20/53	751	779,073
Series 2023-98, Class BW, 6.00%, 7/20/53	832	867,673
Series 2023-99, Class AL, 6.00%, 7/20/53	832	867,921
Series 2023-101, Class FM, 4.818%, (30-day SOFR Average + 0.90%), 7/20/53(3)	1,560	1,563,164
Series 2023-102, Class SG, 7.946%, (22.546% - 30-day SOFR Average x 3.727), 7/20/53(5)	720	776,780
Series 2023-116, Class CY, 6.00%, 8/20/53	1,959	2,042,929

Calvert
Income Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2023-116, Class DF, 5.018%, (30-day SOFR Average + 1.10%), 8/20/53(3)	$2,838	$ 2,851,088
Series 2023-164, Class EL, 6.00%, 11/20/53	970	1,011,321
Series 2023-173, Class AX, 6.00%, 11/20/53	855	891,427
Series 2024-30, Class LF, 4.918%, (30-day SOFR Average + 1.00%), 2/20/54(3)	1,772	1,776,140
Series 2024-46, Class AL, 6.00%, 3/20/54	898	936,764
Series 2024-131, Class FE, 4.918%, (30-day SOFR Average + 1.00%), 8/20/54(3)	2,333	2,333,571
Series 2025-188, Class FH, 4.918%, (30-day SOFR Average + 1.00%), 8/20/54(3)	2,884	2,886,198
LHOME Mortgage Trust:
Series 2023-RTL3, Class A1, 8.00% to 3/25/26, 8/25/28(1)(2)	642	645,579
Series 2023-RTL4, Class A1, 7.628% to 1/25/26, 11/25/28(1)(2)	975	978,908
Series 2024-RTL1, Class A1, 7.017% to 8/25/26, 1/25/29(1)(2)	1,590	1,598,042
LOANDEPOT GMSR Trust, Series 2025-FT1, Class A, 6.591%, (1 mo. SOFR + 2.75%), 12/19/30(1)(3)	1,317	1,319,601
NRZ Excess Spread-Collateralized Notes, Series 2025-FHT1, Class A, 6.545%, 3/25/32(1)	2,597	2,652,422
NYMT Loan Trust, Series 2024-BPL1, Class A1, 7.154% to 7/25/26, 2/25/29(1)(2)	2,010	2,016,825
PNMAC GMSR Issuer Trust:
Series 2024-GT1, Class A, 6.932%, (1 mo. SOFR + 3.20%), 3/25/29(1)(3)	1,615	1,631,088
Series 2025-GT1, Class A, 6.182%, (1 mo. SOFR + 2.45%), 8/26/30(1)(3)	2,410	2,420,821
PRMI Securitization Trust, Series 2025-CMG1, Class A1, 5.428%, (30-day SOFR Average + 1.50%), 12/25/55(1)(3)	2,905	2,901,158
Provident Funding Mortgage Trust, Series 2025-3, Class A3, 6.00%, 8/25/55(1)(4)	2,467	2,503,194
Radian Mortgage Capital Trust, Series 2025-J3, Class A16, 6.00%, 12/25/55(1)(4)	2,335	2,367,129
Triangle Re Ltd., Series 2021-3, Class B1, 8.824%, (30-day SOFR Average + 4.95%), 2/25/34(1)(3)	2,202	2,260,743
Total Collateralized Mortgage Obligations (identified cost $138,046,929)		$139,373,081

Commercial Mortgage-Backed Securities — 5.6%

Security	Principal Amount* (000’s omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(4)	11,165	$ 9,526,728
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(4)	4,545	3,682,073
BFLD Commercial Mortgage Trust, Series 2025-660F, Class D, 6.50%, (1 mo. SOFR + 2.75%), 11/15/42(1)(3)	2,215	2,232,026
BFLD Trust, Series 2025-FPM, Class B, 5.593%, 10/10/40(1)(4)	2,877	2,921,180
Security	Principal Amount* (000’s omitted)		Value
BX Trust, Series 2025-GW, Class E, 7.40%, (1 mo. SOFR + 3.65%), 7/15/42(1)(3)		3,955	$ 3,990,094
Caister Finance DAC, Series 1A, Class C, 6.696%, (SONIA + 2.84%), 8/17/35(1)(3)	GBP	2,101	2,847,422
CSMC Trust:
Series 2021-BPNY, Class A, 7.58%, (1 mo. SOFR + 3.829%), 8/15/26(1)(3)		5,173	5,022,303
Series 2022-CNTR, Class A, 7.695%, (1 mo. SOFR + 3.944%), 1/9/25(1)(3)		1,333	884,191
Durst Commercial Mortgage Trust, Series 2025-151, Class D, 6.791%, 8/10/42(1)(4)		2,757	2,854,381
Extended Stay America Trust:
Series 2025-151, Class F, 7.85%, (1 mo. SOFR + 4.10%), 10/15/42(1)(3)		2,473	2,503,944
Series 2025-ESH, Class E, 7.10%, (1 mo. SOFR + 3.35%), 10/15/42(1)(3)		2,542	2,565,957
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 7.239%, (30-day SOFR Average + 3.364%), 10/25/49(1)(3)		1,958	1,993,636
Series 2020-01, Class M10, 7.739%, (30-day SOFR Average + 3.864%), 3/25/50(1)(3)		2,720	2,779,881
Fontainebleau Miami Beach Mortgage Trust, Series 2024-FBLU, Class F, 8.00%, (1 mo. SOFR + 4.25%), 12/15/39(1)(3)		2,030	2,048,106
Great Wolf Trust:
Series 2024-WLF2, Class D, 6.69%, (1 mo. SOFR + 2.939%), 5/15/41(1)(3)		2,954	2,974,658
Series 2024-WOLF, Class F, 8.188%, (1 mo. SOFR + 4.438%), 3/15/39(1)(3)		2,481	2,500,424
HLTN Commercial Mortgage Trust, Series 2024-DPLO, Class C, 6.29%, (1 mo. SOFR + 2.54%), 6/15/41(1)(3)		315	316,683
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class E, 6.678%, 1/13/40(1)(4)		1,243	1,291,861
INTOWN Mortgage Trust:
Series 2025-STAY, Class C, 6.00%, (1 mo. SOFR + 2.25%), 3/15/42(1)(3)		1,030	1,033,375
Series 2025-STAY, Class D, 6.60%, (1 mo. SOFR + 2.85%), 3/15/42(1)(3)		1,802	1,810,974
Series 2025-STAY, Class E, 7.60%, (1 mo. SOFR + 3.85%), 3/15/42(1)(3)		1,953	1,969,015
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)		2,485	104,370
Series 2014-DSTY, Class C, 3.805%, 6/10/27(1)(4)		1,120	17,639
Series 2025-PHNY, Class A, 5.394%, (1 mo. SOFR + 1.644%), 1/15/41(1)(3)		1,954	1,955,764
NYC Commercial Mortgage Trust:
Series 2025-3BP, Class D, 6.191%, (1 mo. SOFR + 2.441%), 2/15/42(1)(3)		1,935	1,933,950
Series 2025-3BP, Class E, 7.29%, (1 mo. SOFR + 3.539%), 2/15/42(1)(3)		1,550	1,557,117
ORL Trust, Series 2024-GLKS, Class F, 8.188%, (1 mo. SOFR + 4.438%), 12/15/39(1)(3)		3,060	3,074,741
PENN Commercial Mortgage Trust, Series 2025-P11, Class B, 5.927%, 8/10/42(1)(4)		1,475	1,521,793

Calvert
Income Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
TX Trust, Series 2024-HOU, Class E, 8.137%, (1 mo. SOFR + 4.387%), 6/15/39(1)(3)		2,908	$ 2,932,642
U.K. Logistics DAC:
Series 2024-1A, Class D, 7.856%, (SONIA + 4.00%), 5/17/34(1)(3)	GBP	793	1,071,228
Series 2024-1A, Class E, 8.856%, (SONIA + 5.00%), 5/17/34(1)(3)	GBP	396	535,524
Wells Fargo Commercial Mortgage Trust:
Series 2025-1918, Class B, 6.013%, 9/15/40(1)(4)		880	884,497
Series 2025-1918, Class C, 6.692%, 9/15/40(1)(4)		940	944,919
Willowbrook Mall, Series 2025-WBRK, Class E, 6.075%, 3/5/35(1)(4)		1,410	1,353,515
Total Commercial Mortgage-Backed Securities (identified cost $80,478,837)			$ 75,636,611

Common Stocks — 0.1%

Security	Shares	Value
Energy — 0.1%
Enviva LLC(6)(7)	80,778	$ 1,276,292
Total Common Stocks (identified cost $543,895)		$ 1,276,292

Convertible Bonds — 0.6%

Security	Principal Amount (000's omitted)	Value
Communications — 0.0%†
Liberty Media Corp.-Liberty Formula One, 2.25%, 8/15/27	$385	$ 487,988
		$ 487,988
Consumer, Non-cyclical — 0.2%
Exact Sciences Corp., 1.75%, 4/15/31(1)	$510	$ 625,005
Ionis Pharmaceuticals, Inc., 0.00%, 12/1/30(1)	600	640,500
Jazz Investments I Ltd., 3.125%, 9/15/30	445	593,407
Shift4 Payments, Inc., 0.50%, 8/1/27	435	419,123
		$ 2,278,035
Energy — 0.1%
XPLR Infrastructure LP, 2.50%, 6/15/26(1)(8)	$505	$496,819
		$496,819
Financial — 0.1%
Barclays Bank PLC, 1.00%, 2/16/29	$480	$527,554
Digital Realty Trust LP, 1.875%, 11/15/29(1)	485	493,002
Federal Realty OP LP, 3.25%, 1/15/29(1)	470	475,640
		$1,496,196
Security	Principal Amount (000's omitted)	Value
Technology — 0.2%
Akamai Technologies, Inc., 1.125%, 2/15/29	$490	$ 485,345
Datadog, Inc., 0.00%, 12/1/29	560	560,700
DigitalOcean Holdings, Inc., 0.00%, 8/15/30(1)	500	708,500
ON Semiconductor Corp., 0.50%, 3/1/29	515	488,478
Parsons Corp., 2.625%, 3/1/29	505	520,402
		$ 2,763,425
Total Convertible Bonds (identified cost $7,025,522)		$ 7,522,463

Corporate Bonds — 41.7%

Security	Principal Amount* (000’s omitted)	Value
Basic Materials — 0.6%
Celanese U.S. Holdings LLC:
6.85%, 11/15/28	2,556	$ 2,676,094
7.20%, 11/15/33	2,016	2,131,499
Compass Minerals International, Inc., 6.75%, 12/1/27(1)	879	882,611
Olympus Water U.S. Holding Corp., 7.25%, 2/15/33(1)	2,000	2,011,703
		$ 7,701,907
Communications — 2.5%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	2,250	$ 2,209,956
Bell Telephone Co. of Canada or Bell Canada, 6.875% to 6/15/30, 9/15/55(9)	2,050	2,123,550
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	2,300	2,283,089
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.40%, 12/1/61	2,257	1,477,714
4.80%, 3/1/50	7,167	5,389,062
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(1)	2,170	2,294,554
Iliad Holding SAS, 7.00%, 4/15/32(1)	2,160	2,228,910
McGraw-Hill Education, Inc.:
7.375%, 9/1/31(1)	1,000	1,055,822
8.00%, 8/1/29(1)	2,235	2,260,166
TELUS Corp.:
6.375% to 3/9/31, 6/9/56(9)	3,139	3,145,542
6.625% to 3/9/36, 6/9/56(9)	2,270	2,268,780
Videotron Ltd., 3.625%, 6/15/29(1)	3,200	3,117,249
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(1)	2,000	1,963,632
Zegona Finance PLC, 8.625%, 7/15/29(1)	2,399	2,551,869
		$34,369,895
Consumer, Cyclical — 3.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	542	$542,718

Calvert
Income Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Consumer, Cyclical (continued)
Aptiv Swiss Holdings Ltd., 3.10%, 12/1/51	6,679	$ 4,294,711
AS Mileage Plan IP Ltd.:
5.021%, 10/20/29(1)	2,656	2,678,992
5.308%, 10/20/31(1)	2,755	2,780,819
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 2/15/30(1)	2,478	2,593,376
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(1)	5,800	5,836,191
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	2,297	2,209,091
Ford Motor Credit Co. LLC:
6.532%, 3/19/32(8)	3,457	3,616,757
7.35%, 3/6/30	3,875	4,160,580
General Motors Co., 5.15%, 4/1/38	3,100	2,989,944
LCM Investments Holdings II LLC, 4.875%, 5/1/29(1)	2,620	2,583,127
New Flyer Holdings, Inc., 9.25%, 7/1/30(1)	2,340	2,526,947
PetSmart LLC/PetSmart Finance Corp., 7.50%, 9/15/32(1)	1,904	1,939,965
Sonic Automotive, Inc., 4.875%, 11/15/31(1)	2,500	2,425,303
Stellantis Finance U.S., Inc., 6.45%, 3/18/35(1)	2,985	3,104,486
		$44,283,007
Consumer, Non-cyclical — 3.1%
Centene Corp.:
2.50%, 3/1/31	4,816	$4,161,680
3.375%, 2/15/30	1,171	1,079,439
4.625%, 12/15/29	1,768	1,716,098
Edgewell Personal Care Co., 4.125%, 4/1/29(1)	2,309	2,209,454
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)(8)	1,608	1,645,557
Global Medical Response, Inc., 7.375%, 10/1/32(1)	2,399	2,498,268
HCA, Inc., 4.60%, 11/15/32	4,576	4,535,880
Herc Holdings, Inc., 7.25%, 6/15/33(1)	2,155	2,286,399
ICON Investments Six DAC, 5.809%, 5/8/27	2,050	2,092,976
LifePoint Health, Inc.:
9.875%, 8/15/30(1)	850	916,252
10.00%, 6/1/32(1)	1,925	2,046,918
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	2,630	2,592,803
Pfizer Investment Enterprises Pte. Ltd.:
5.30%, 5/19/53	4,816	4,563,350
5.34%, 5/19/63	1,750	1,624,903
Royalty Pharma PLC, 5.20%, 9/25/35	1,161	1,167,842
Smithfield Foods, Inc., 5.20%, 4/1/29(1)	3,181	3,226,021
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(1)	2,132	2,150,473
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)	1,860	1,969,424
		$42,483,737
Diversified — 0.2%
Inversiones La Construccion SA, 4.75%, 2/7/32(10)	2,962	$2,853,683
		$2,853,683
Energy — 0.6%
Occidental Petroleum Corp., 5.375%, 1/1/32	3,800	$3,893,529
Security	Principal Amount* (000’s omitted)		Value
Energy (continued)
Raizen Fuels Finance SA:
5.70%, 1/17/35(1)		1,705	$ 1,305,716
6.45%, 3/5/34(1)		500	408,131
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)		2,793	2,724,099
			$ 8,331,475
Financial — 26.1%
ABN AMRO Bank NV, 4.988% to 12/3/27, 12/3/28(1)(9)		1,600	$ 1,629,249
AIB Group PLC, 5.32% to 5/15/30, 5/15/31(1)(9)		2,488	2,569,146
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(1)		5,056	5,272,188
Ally Financial, Inc., 4.70% to 5/15/26(9)(11)		2,935	2,917,103
American Assets Trust LP, 3.375%, 2/1/31		2,255	2,056,516
American International Group, Inc.:
4.85%, 5/7/30		5,000	5,127,894
5.45%, 5/7/35		2,417	2,518,723
American National Group, Inc.:
6.00%, 7/15/35		1,879	1,906,650
6.144%, 6/13/32(1)		2,363	2,465,607
7.00% to 12/1/30, 12/1/55(9)		2,597	2,611,169
Antares Holdings LP, 3.75%, 7/15/27(1)		1,050	1,027,295
Apollo Debt Solutions BDC, 5.875%, 8/30/30		1,643	1,664,627
Apollo Global Management, Inc., 5.15%, 8/12/35		2,940	2,946,832
ASR Nederland NV, 7.00% to 9/7/33, 12/7/43(9)(10)	EUR	1,945	2,698,403
Athene Holding Ltd., 6.625%, 5/19/55		7,847	7,998,115
Azorra Finance Ltd., 7.75%, 4/15/30(1)		2,200	2,331,525
Banco Mercantil del Norte SA, 8.375% to 5/20/31(1)(8)(9)(11)		3,291	3,459,664
Banco Santander SA:
6.35%, 3/14/34		2,400	2,586,631
9.625% to 11/21/28(9)(11)		2,000	2,218,362
Bank of America Corp.:
1.922% to 10/24/30, 10/24/31(9)		5,600	5,010,103
2.592% to 4/29/30, 4/29/31(9)		14,832	13,825,651
Bank of Montreal, 7.70% to 5/26/29, 5/26/84(9)		2,331	2,476,580
Bank of Nova Scotia, 8.00% to 1/27/29, 1/27/84(9)		5,840	6,277,947
Barclays PLC, 8.00% to 3/15/29(9)(11)		2,790	2,988,386
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
5.125% to 1/18/28, 1/18/33(1)(9)		4,897	4,817,056
8.125% to 1/8/34, 1/8/39(1)(9)		2,637	2,854,521
8.45% to 6/29/33, 6/29/38(1)(9)		2,077	2,298,497
Blue Owl Credit Income Corp.:
6.60%, 9/15/29		850	875,500
6.65%, 3/15/31		700	721,852
BNP Paribas SA:
7.75% to 8/16/29(1)(9)(11)		1,714	1,817,370
8.00% to 8/22/31(1)(9)(11)		1,340	1,451,610
9.25% to 11/17/27(1)(9)(11)		1,314	1,407,076
Brookfield Asset Management Ltd.:
5.298%, 1/15/36		1,090	1,089,582

Calvert
Income Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
Brookfield Asset Management Ltd.: (continued)
5.795%, 4/24/35		917	$ 961,447
6.077%, 9/15/55		630	644,728
Brookfield Finance, Inc., 6.30% to 10/15/34, 1/15/55(9)		4,908	4,880,459
CaixaBank SA:
6.037% to 6/15/34, 6/15/35(1)(9)		557	593,941
6.84% to 9/13/33, 9/13/34(1)(9)		3,623	4,043,545
Canadian Imperial Bank of Commerce, 7.00% to 10/28/30, 10/28/85(9)		3,800	3,971,312
Charles Schwab Corp., 4.00% to 6/1/26(8)(9)(11)		1,726	1,716,514
CI Financial Corp.:
3.20%, 12/17/30		1,430	1,296,204
7.50%, 5/30/29(1)		5,192	5,525,350
Citadel LP, 6.375%, 1/23/32(1)		4,950	5,256,444
Enact Holdings, Inc., 6.25%, 5/28/29		4,820	5,051,550
EPR Properties:
3.60%, 11/15/31		1,930	1,791,963
3.75%, 8/15/29		869	843,211
4.95%, 4/15/28		2,526	2,546,679
Essent Group Ltd., 6.25%, 7/1/29		879	918,077
Extra Space Storage LP, 2.55%, 6/1/31		725	656,303
Fifth Third Bancorp, 6.361% to 10/27/27, 10/27/28(9)		3,000	3,122,129
Focus Financial Partners LLC, 6.75%, 9/15/31(1)		2,280	2,345,433
Fortitude Group Holdings LLC, 6.25%, 4/1/30(1)		4,380	4,565,471
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)		2,160	1,955,872
6.75%, 3/15/54(1)		4,540	4,642,136
7.25% to 3/1/31, 3/1/56(1)(9)		3,296	3,313,015
7.95% to 7/15/29, 10/15/54(1)(9)		1,590	1,650,517
HA Sustainable Infrastructure Capital, Inc.:
6.375%, 7/1/34		9,569	9,752,135
8.00% to 3/1/31, 6/1/56(9)		1,964	2,057,447
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)		135	134,168
3.75%, 9/15/30(1)		1,415	1,311,788
HSBC Holdings PLC, 7.39% to 11/3/27, 11/3/28(9)		4,008	4,238,309
ING Groep NV, 8.00% to 5/16/30(9)(10)(11)		1,820	1,975,890
Intact Financial Corp., 5.459%, 9/22/32(1)		1,701	1,760,367
Intesa Sanpaolo SpA:
4.95% to 6/1/41, 6/1/42(1)(9)		500	426,809
8.248% to 11/21/32, 11/21/33(1)(9)		4,048	4,781,890
Jefferies Financial Group, Inc., 6.20%, 4/14/34		4,164	4,396,645
JPMorgan Chase & Co.:
4.255% to 10/22/30, 10/22/31(9)		7,556	7,534,699
6.087% to 10/23/28, 10/23/29(9)		6,557	6,908,337
Jyske Realkredit AS, 3.50%, 10/1/56	DKK	12,713	1,918,147
KKR & Co., Inc., 5.10%, 8/7/35		2,890	2,891,487
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(9)		7,551	7,447,188
Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
LPL Holdings, Inc.:
4.00%, 3/15/29(1)		2,106	$ 2,071,866
4.375%, 5/15/31(1)		1,100	1,071,663
5.75%, 6/15/35		3,210	3,306,107
Marex Group PLC, 6.404%, 11/4/29		4,503	4,672,024
Marsh & McLennan Cos., Inc., 5.00%, 3/15/35		865	876,579
Midcap Financial Issuer Trust, 5.37%, 4/15/29(1)(12)		2,505	2,505,000
NatWest Group PLC, 5.115% to 5/23/30, 5/23/31(9)		5,608	5,761,425
NMI Holdings, Inc., 6.00%, 8/15/29(8)		1,212	1,256,517
Nordea Kredit Realkreditaktieselskab:
3.50%, 10/1/53	DKK	5,674	867,205
3.50%, 10/1/56	DKK	60,740	9,183,636
3.50%, 10/1/56	DKK	2,661	398,250
Nuveen LLC, 5.85%, 4/15/34(1)		2,216	2,331,588
Nykredit Realkredit AS:
3.50%, 4/1/53(10)	DKK	80,840	12,373,768
3.50%, 10/1/56(10)	DKK	43,048	6,512,493
Oaktree Strategic Credit Fund, 8.40%, 11/14/28		3,025	3,260,987
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)		2,665	2,763,280
PNC Financial Services Group, Inc., 5.575% to 1/29/35, 1/29/36(9)		715	745,914
Raymond James Financial, Inc.:
4.90%, 9/11/35		3,117	3,100,367
5.65%, 9/11/55		3,805	3,727,245
Realkredit Danmark AS, 3.50%, 10/1/56(10)	DKK	55,604	8,394,046
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)		4,128	3,923,003
Royal Bank of Canada:
4.305% to 11/3/30, 11/3/31(9)		650	647,134
4.696% to 8/6/30, 8/6/31(9)		1,991	2,017,474
Societe Generale SA:
6.10% to 4/13/32, 4/13/33(1)(9)		1,696	1,793,012
8.50% to 3/25/34(1)(9)(11)		2,864	3,139,961
Stellantis Financial Services U.S. Corp., 5.40%, 9/15/30(1)		3,648	3,706,440
Stifel Financial Corp., 4.00%, 5/15/30		2,424	2,376,109
Synovus Bank/Columbus, GA, 5.625%, 2/15/28		845	863,448
Synovus Financial Corp., 6.168% to 11/1/29, 11/1/30(9)		2,350	2,443,007
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(9)		3,542	3,500,238
Toronto-Dominion Bank:
4.928%, 10/15/35		2,655	2,654,235
8.125% to 10/31/27, 10/31/82(9)		6,955	7,339,812
UBS Group AG:
4.253%, 3/23/28(1)		1,685	1,685,406
9.25% to 11/13/28(1)(9)(11)		3,150	3,465,627
UniCredit SpA:
5.459% to 6/30/30, 6/30/35(1)(9)		1,720	1,754,250
5.861% to 6/19/27, 6/19/32(1)(9)		3,643	3,705,052
UWM Holdings LLC, 6.25%, 3/15/31(1)		2,549	2,546,160
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(9)		3,295	2,976,794

Calvert
Income Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Financial (continued)
Willis North America, Inc., 5.15%, 3/15/36		1,810	$ 1,810,860
			$ 351,273,018
Government - Multinational — 0.3%
International Bank for Reconstruction & Development, 8.50%, 4/6/26	MXN	72,800	$ 4,055,373
			$ 4,055,373
Industrial — 1.3%
Calderys Financing LLC, 11.25%, 6/1/28(1)		2,100	$ 2,232,504
Clydesdale Acquisition Holdings, Inc.:
6.75%, 4/15/32(1)		1,100	1,131,839
8.75%, 4/15/30(1)		1,600	1,627,846
Hexcel Corp., 5.875%, 2/26/35		915	959,777
Masterbrand, Inc., 7.00%, 7/15/32(1)		2,294	2,379,406
Reworld Holding Corp., 4.875%, 12/1/29(1)		2,750	2,645,774
Seaspan Corp., 5.50%, 8/1/29(1)		2,250	2,138,721
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)		2,644	2,658,256
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 5/15/30(1)		2,320	2,318,925
			$18,093,048
Technology — 2.1%
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)		2,400	$2,271,398
Cloud Software Group, Inc., 9.00%, 9/30/29(1)		2,325	2,423,116
Foundry JV Holdco LLC, 6.10%, 1/25/36(1)		3,730	3,903,800
Insight Enterprises, Inc., 6.625%, 5/15/32(1)		2,500	2,572,040
Oracle Corp.:
3.60%, 4/1/50		8,167	5,092,934
3.95%, 3/25/51		953	627,643
5.20%, 9/26/35		2,852	2,733,470
Qorvo, Inc., 3.375%, 4/1/31(1)		7,075	6,568,671
Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/1/32(1)		1,516	1,721,920
			$27,914,992
Utilities — 1.6%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC:
5.625%, 2/15/32(10)	EUR	1,300	$1,564,227
6.375%, 2/15/32(1)		1,029	1,032,925
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)		1,129	1,031,654
Dominion Energy, Inc., 6.00% to 11/15/30, 2/15/56(9)		2,250	2,261,778
Engie SA, 5.625%, 4/10/34(1)		4,150	4,373,782
NextEra Energy Capital Holdings, Inc., 5.45%, 3/15/35		3,645	3,775,186
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		2,094	2,066,545
Terraform Global Operating LP, 6.125%, 3/1/26(1)		1,078	1,074,162
Security	Principal Amount* (000’s omitted)	Value
Utilities (continued)
XPLR Infrastructure Operating Partners LP:
8.375%, 1/15/31(1)(8)	1,250	$ 1,314,295
8.625%, 3/15/33(1)	2,450	2,579,113
		$ 21,073,667
Total Corporate Bonds (identified cost $552,310,228)		$ 562,433,802

Exchange-Traded Funds — 0.4%

Security	Shares	Value
Fixed-Income Funds — 0.4%
Calvert Ultra-Short Investment Grade ETF(13)	95,000	$ 4,821,250
Total Exchange-Traded Funds (identified cost $4,830,400)		$ 4,821,250

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(7)(14)	$1,000	$ 1,013,860
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29(7)(14)	1,000	1,014,490
Total High Social Impact Investments (identified cost $2,000,000)		$ 2,028,350

Preferred Stocks — 0.8%

Security	Shares	Value
Insurance — 0.3%
Aspen Insurance Holdings Ltd., 7.00%	156,786	$ 3,883,589
		$ 3,883,589
Real Estate Management & Development — 0.3%
Brookfield Property Partners LP:
Series A, 5.75%	70,736	$ 940,789
Series A2, 6.375%	212,000	3,027,360
		$ 3,968,149
Wireless Telecommunication Services — 0.2%
T-Mobile USA, Inc., 6.25%	122,607	$3,071,305
		$3,071,305
Total Preferred Stocks (identified cost $14,069,837)		$10,923,043

Calvert
Income Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Senior Floating-Rate Loans — 5.5%(15)

Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.2%
Dynasty Acquisition Co., Inc.:
Term Loan, 5.716%, (1 mo. USD Term SOFR + 2.00%), 10/31/31	$1,434	$ 1,441,414
Term Loan, 5.716%, (1 mo. USD Term SOFR + 2.00%), 10/31/31	546	548,268
		$ 1,989,682
Broadline Retail — 0.2%
Peer Holding III BV, Term Loan, 7/1/31(16)	$2,911	$ 2,927,071
		$ 2,927,071
Capital Markets — 0.1%
Focus Financial Partners LLC, Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 9/15/31	$1,485	$1,489,182
		$1,489,182
Chemicals — 0.2%
Charter NEX U.S., Inc., Term Loan, 11/29/30(16)	$3,000	$3,009,975
		$3,009,975
Commercial Services & Supplies — 0.4%
MV Holding GmbH, Term Loan, 5.721%, (1 mo. USD Term SOFR + 2.00%), 3/17/32	$2,488	$2,500,998
Prime Security Services Borrower LLC, Term Loan, 10/13/30(16)	3,000	3,008,160
		$5,509,158
Diversified Consumer Services — 0.2%
Belron Finance 2019 LLC, Term Loan, 6.12%, (3 mo. USD Term SOFR + 2.25%), 10/16/31	$2,469	$2,485,817
KUEHG Corp., Term Loan, 6.422%, (3 mo. USD Term SOFR + 2.75%), 6/12/30	756	736,305
		$3,222,122
Diversified Telecommunication Services — 0.1%
Lumen Technologies, Inc.:
Term Loan, 6.181%, (1 mo. USD Term SOFR + 2.35%), 4/16/29	$672	$669,168
Term Loan, 6.181%, (1 mo. USD Term SOFR + 2.35%), 4/15/30	672	668,943
		$1,338,111
Entertainment — 0.2%
Delta 2 (LUX) SARL, Term Loan, 5.422%, (3 mo. USD Term SOFR + 1.75%), 9/30/31	$2,500	$2,511,875
		$2,511,875
Borrower/Description	Principal Amount (000's omitted)	Value
Financial Services — 0.2%
CPI Holdco B LLC, Term Loan, 5.716%, (1 mo. USD Term SOFR + 2.00%), 5/19/31	$2,469	$ 2,476,810
		$ 2,476,810
Food Products — 0.2%
Froneri Lux Finco SARL, Term Loan, 9/30/31(16)	$3,000	$ 3,002,205
		$ 3,002,205
Health Care Equipment & Supplies — 0.2%
Medline Borrower LP, Term Loan, 5.466%, (1 mo. USD Term SOFR + 1.75%), 10/23/30	$1,965	$ 1,974,721
		$ 1,974,721
Health Care Providers & Services — 0.3%
CNT Holdings I Corp., Term Loan, 6.09%, (3 mo. USD Term SOFR + 2.25%), 11/8/32	$2,989	$2,999,181
Raven Acquisition Holdings LLC:
Term Loan, 6.716%, (1 mo. USD Term SOFR + 3.00%), 11/19/31	1,389	1,395,635
Term Loan, 11/19/31(17)	100	100,441
		$4,495,257
Insurance — 1.0%
Alliant Holdings Intermediate LLC, Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 9/19/31	$2,970	$2,980,166
AmWINS Group, Inc., Term Loan, 5.966%, (1 mo. USD Term SOFR + 2.25%), 1/30/32	2,459	2,468,221
HUB International Ltd., Term Loan, 6.12%, (3 mo. USD Term SOFR + 2.25%), 6/20/30	3,180	3,200,276
Ryan Specialty Group LLC, Term Loan, 5.716%, (1 mo. USD Term SOFR + 2.00%), 9/15/31	1,980	1,985,990
USI, Inc., Term Loan, 5.922%, (3 mo. USD Term SOFR + 2.25%), 11/21/29	2,965	2,975,177
		$13,609,830
IT Services — 0.2%
Sedgwick Claims Management Services, Inc., Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 7/31/31	$1,970	$1,978,510
		$1,978,510
Machinery — 0.7%
Alliance Laundry Systems LLC, Term Loan, 5.984% - 6.107%, (1 mo. USD Term SOFR + 2.25%, 3 mo. USD Term SOFR + 2.25%), 8/19/31	$987	$992,194
Gates Global LLC, Term Loan, 5.466%, (1 mo. USD Term SOFR + 1.75%), 6/4/31	2,469	2,477,748
Madison IAQ LLC, Term Loan, 6/21/28(16)	3,000	3,017,880

Calvert
Income Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Machinery (continued)
TK Elevator Midco GmbH, Term Loan, 6.947%, (6 mo. USD Term SOFR + 2.75%), 4/30/30	$2,965	$ 2,987,071
		$ 9,474,893
Pharmaceuticals — 0.2%
Jazz Financing Lux SARL, Term Loan, 5/5/28(16)	$3,000	$ 3,016,455
		$ 3,016,455
Professional Services — 0.2%
Trans Union LLC, Term Loan, 5.466%, (1 mo. USD Term SOFR + 1.75%), 6/24/31	$2,475	$ 2,482,487
		$ 2,482,487
Software — 0.4%
CCC Intelligent Solutions, Inc., Term Loan, 5.716%, (1 mo. USD Term SOFR + 2.00%), 1/23/32	$983	$987,590
Epicor Software Corp., Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 5/30/31	1,485	1,491,496
McAfee LLC, Term Loan, 6.716%, (1 mo. USD Term SOFR + 3.00%), 3/1/29	1,485	1,375,311
Open Text Corp., Term Loan, 5.466%, (1 mo. USD Term SOFR + 1.75%), 1/31/30	2,066	2,070,598
		$5,924,995
Specialty Retail — 0.2%
Les Schwab Tire Centers, Term Loan, 6.216% - 6.322%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 4/23/31	$1,975	$1,980,171
		$1,980,171
Transportation Infrastructure — 0.1%
KKR Apple Bidco LLC, Term Loan, 6.216%, (1 mo. USD Term SOFR + 2.50%), 9/23/31	$1,485	$1,494,333
		$1,494,333
Total Senior Floating-Rate Loans (identified cost $73,687,216)		$73,907,843

Sovereign Government Bonds — 0.4%

Security	Principal Amount (000’s omitted)		Value
Romania — 0.4%
Romania Government International Bonds:
2.00%, 4/14/33(10)	EUR	553	$ 529,983
Security	Principal Amount (000’s omitted)		Value
Romania (continued)
Romania Government International Bonds: (continued)
3.75%, 2/7/34(10)	EUR	974	$ 1,034,319
5.625%, 2/22/36(1)	EUR	2,800	3,261,115
			$ 4,825,417
Total Sovereign Government Bonds (identified cost $4,626,193)			$ 4,825,417

U.S. Government Agency Mortgage-Backed Securities — 12.8%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
5.00%, 11/1/54	$11,638	$ 11,630,041
5.50%, with various maturities to 2055	63,084	64,038,518
Federal National Mortgage Association:
5.00%, 1/1/54	3,636	3,640,630
5.50%, with various maturities to 2055	25,107	25,493,255
Uniform Mortgage-Backed Security:
4.00%, 30-Year, TBA(18)	9,850	9,344,418
5.00%, 30-Year, TBA(18)	46,667	46,557,535
5.50%, 30-Year, TBA(18)	11,396	11,556,701
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $171,399,335)		$172,261,098

U.S. Treasury Obligations — 11.3%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.25%, 5/15/50	$71	$ 34,291
2.50%, 5/15/46	317	221,429
2.875%, 8/15/45	10,114	7,589,451
3.00%, 2/15/49	46,741	34,444,100
U.S. Treasury Notes:
0.625%, 5/15/30	63	55,404
0.625%, 8/15/30	917	799,814
1.375%, 11/15/31	569	497,142
1.50%, 11/30/28	34,057	32,149,276
3.50%, 11/30/30	42,500	42,078,320
4.00%, 2/28/30	13,012	13,179,987
4.00%, 11/15/35	477	470,180
4.125%, 2/28/27	3,798	3,824,111
4.50%, 5/31/29	3,896	4,008,695
4.625%, 2/15/35	12,291	12,760,795
Total U.S. Treasury Obligations (identified cost $152,167,057)		$152,112,995

Calvert
Income Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Miscellaneous — 0.0%

Security	Principal Amount	Value
Energy — 0.0%
Enviva LLC, Escrow Certificates(6)(19)	$2,538,000	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 6.9%
Affiliated Fund — 6.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.69%(20)	83,943,358	$ 83,943,358
Total Affiliated Fund (identified cost $83,943,358)		$ 83,943,358

Securities Lending Collateral — 0.5%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.83%(21)	6,652,308	$ 6,652,308
Total Securities Lending Collateral (identified cost $6,652,308)		$ 6,652,308
U.S. Treasury Obligations — 0.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 4/2/26(22)	$2,550	$ 2,527,378
Total U.S. Treasury Obligations (identified cost $2,526,067)		$ 2,527,378
Total Short-Term Investments (identified cost $93,121,733)		$ 93,123,044
Total Investments — 106.4% (identified cost $1,431,268,724)		$1,433,535,361
Less Unfunded Loan Commitments — (0.0)%†		$ (100,000)

Net Investments — 106.4% (identified cost $1,431,168,724)	$1,433,435,361

Other Assets, Less Liabilities — (6.4)%	$ (85,632,862)
Net Assets — 100.0%	$1,347,802,499

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2025, the aggregate value of these securities is $517,041,422 or 38.4% of the Fund's net assets.
(2)	Step coupon security. Interest rate represents the rate in effect at December 31, 2025.
(3)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2025.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2025.
(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at December 31, 2025.
(6)	Non-income producing security.
(7)	Restricted security. Total market value of restricted securities amounts to $3,304,642, which represents 0.2% of the net assets of the Fund as of December 31, 2025.
(8)	All or a portion of this security was on loan at December 31, 2025. The aggregate market value of securities on loan at December 31, 2025 was $7,490,580 and the total market value of the collateral received by the Fund was $7,789,329, comprised of cash of $6,652,308 and U.S. government and/or agencies securities of $1,137,021.
(9)	Security converts to variable rate after the indicated fixed-rate coupon period.
(10)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At December 31, 2025, the aggregate value of these securities is $37,936,812 or 2.7% of the Fund's net assets.
(11)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(12)	When-issued security.
(13)	Affiliated fund.
(14)	May be deemed to be an affiliated company.

Calvert
Income Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

(15)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(16)	This Senior Loan will settle after December 31, 2025, at which time the interest rate will be determined.
(17)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At December 31, 2025, the total value of unfunded loan commitments is $100,442.
(18)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(19)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(20)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2025.
(21)	Represents investment of cash collateral received in connection with securities lending.
(22)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EGP	305,516,593	USD	6,212,212	Citibank, N.A.	3/11/26	$52,305	$ —
BRL	68,418,543	USD	12,324,335	Citibank, N.A.	3/18/26	—	(47,456)
DKK	78,520,132	USD	12,410,816	UBS AG	3/18/26	—	(4,478)
GBP	760,845	USD	1,021,836	UBS AG	3/18/26	3,557	—
HUF	3,381,897,584	USD	10,192,118	JPMorgan Chase Bank, N.A.	3/18/26	99,434	—
INR	447,477,577	USD	4,939,891	JPMorgan Chase Bank, N.A.	3/18/26	6,363	—
KRW	7,727,921	USD	5,288	Citibank, N.A.	3/18/26	78	—
MXN	156,955,631	USD	8,541,230	JPMorgan Chase Bank, N.A.	3/18/26	113,232	—
SGD	203	USD	158	UBS AG	3/18/26	1	—
USD	4,312,251	CAD	5,947,496	Citibank, N.A.	3/18/26	—	(35,035)
USD	52,534,450	DKK	335,188,178	JPMorgan Chase Bank, N.A.	3/18/26	—	(425,957)
USD	9,331,893	EUR	7,977,170	UBS AG	3/18/26	—	(74,488)
USD	5,404,130	GBP	4,060,473	Barclays Bank PLC	3/18/26	—	(68,184)
USD	10,187,543	HUF	3,382,831,518	BNP Paribas	3/18/26	—	(106,851)
USD	4,892,604	INR	447,477,577	Citibank, N.A.	3/18/26	—	(53,650)
						$274,970	$(816,099)

Calvert
Income Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	78	Long	3/31/26	$16,285,547	$(9,010)
U.S. 5-Year Treasury Note	1,085	Long	3/31/26	118,595,586	(378,833)
U.S. Long Treasury Bond	526	Long	3/20/26	60,802,313	(659,426)
U.S. Ultra 10-Year Treasury Note	1,317	Long	3/20/26	151,475,578	(1,064,120)
U.S. 10-Year Treasury Note	(76)	Short	3/20/26	(8,545,250)	57,509
U.S. Ultra-Long Treasury Bond	(179)	Short	3/20/26	(21,122,000)	508,876
					$(1,545,004)
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
U.S. Land Banking	Goldman Sachs International	$2,500	5.50% (pays monthly)(4)	5.42%	10/10/29	$18,750	$—	$18,750
Total		$2,500				$18,750	$ —	$18,750

(1)	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At December 31, 2025, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $2,500,000.
(2)	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
(3)	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(4)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28	12/15/23	$1,000,000
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29	9/20/24	1,000,000
Enviva LLC	12/6/24	543,895
		$2,543,895

Calvert
Income Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced
Currency Abbreviations:
BRL	– Brazilian Real
CAD	– Canadian Dollar
DKK	– Denmark Krone
EGP	– Egyptian Pound
EUR	– Euro
GBP	– British Pound Sterling
HUF	– Hungarian Forint
INR	– Indian Rupee
KRW	– South Korean Won
MXN	– Mexican Peso
SGD	– Singapore Dollar
USD	– United States Dollar
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the fiscal year to date ended December 31, 2025, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.
Interest Rate Risk: During the fiscal year to date ended December 31, 2025, the Fund used futures contracts to hedge interest rate risk and to manage duration.
Credit Risk: During the fiscal year to date ended December 31, 2025, the Fund entered into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
At December 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

Calvert
Income Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At December 31, 2025, the value of the Fund's investment in Calvert Impact Capital, Inc. and in funds that may be deemed to be affiliated was $90,792,958, which represents 6.7% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount ($)/ Shares, end of period
Exchange-Traded Funds
Calvert Ultra-Short Investment Grade ETF	$4,817,925	$ —	$ —	$ —	$ 3,325	$ 4,821,250	$ 56,109	95,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(1)	1,012,260	—	—	—	1,600	1,013,860	12,500	$1,000,000
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29(1)	1,013,440	—	—	—	1,050	1,014,490	12,500	$1,000,000
Short-Term Investments
Liquidity Fund, Institutional Class(2)	110,595,346	159,343,575	(185,995,563)	—	—	83,943,358	1,337,438	83,943,358
Total				$ —	$5,975	$90,792,958	$1,418,547

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$ —	$133,290,072	$ —	$133,290,072
Collateralized Mortgage Obligations	—	139,373,081	—	139,373,081
Commercial Mortgage-Backed Securities	—	75,636,611	—	75,636,611
Common Stocks	—	1,276,292	—	1,276,292
Convertible Bonds	—	7,522,463	—	7,522,463
Corporate Bonds	—	562,433,802	—	562,433,802
Exchange-Traded Funds	4,821,250	—	—	4,821,250
High Social Impact Investments	—	2,028,350	—	2,028,350
Preferred Stocks	10,923,043	—	—	10,923,043
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	73,807,843	—	73,807,843

Calvert
Income Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3(1)	Total
Sovereign Government Bonds	$ —	$4,825,417	$ —	$4,825,417
U.S. Government Agency Mortgage-Backed Securities	—	172,261,098	—	172,261,098
U.S. Treasury Obligations	—	152,112,995	—	152,112,995
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	83,943,358	—	—	83,943,358
Securities Lending Collateral	6,652,308	—	—	6,652,308
U.S. Treasury Obligations	—	2,527,378	—	2,527,378
Total Investments	$106,339,959	$1,327,095,402	$0	$1,433,435,361
Forward Foreign Currency Exchange Contracts	$ —	$274,970	$ —	$274,970
Futures Contracts	566,385	—	—	566,385
Swap Contracts	—	18,750	—	18,750
Total	$106,906,344	$1,327,389,122	$0	$1,434,295,466
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(816,099)	$ —	$(816,099)
Futures Contracts	(2,111,389)	—	—	(2,111,389)
Total	$(2,111,389)	$(816,099)	$ —	$(2,927,488)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2025 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.